Document and Entity Information	Jan. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 07, 2022
Entity Registrant Name	Ponce Financial Group, Inc.
Entity Central Index Key	0001874071
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	333-258394
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	87-1893965
Entity Address, Address Line One	2244 Westchester Avenue
Entity Address, City or Town	Bronx
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10462
City Area Code	718
Local Phone Number	931-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false